Janus Henderson Research Fund

Schedule of Investments (unaudited)

June 30, 2020

Shares or Principal Amounts		Value
Common Stocks – 99.3%
Aerospace & Defense – 0.9%
L3Harris Technologies Inc	852,256	$144,602,276
Auto Components – 0.3%
Aptiv PLC	526,603	41,032,906
Beverages – 1.2%
Constellation Brands Inc	1,113,170	194,749,092
Biotechnology – 4.9%
AbbVie Inc	3,123,712	306,686,044
Global Blood Therapeutics Inc*	769,631	48,586,805
Insmed Inc*	1,552,014	42,742,466
Mirati Therapeutics Inc*	475,618	54,301,307
Neurocrine Biosciences Inc*	812,665	99,145,130
Sarepta Therapeutics Inc*	453,256	72,675,067
Vertex Pharmaceuticals Inc*	545,555	158,380,072
		782,516,891
Capital Markets – 0.4%
Blackstone Group Inc	1,165,926	66,061,367
Chemicals – 1.2%
Air Products & Chemicals Inc	371,483	89,698,285
Sherwin-Williams Co	177,389	102,504,234
		192,202,519
Construction Materials – 0.1%
Vulcan Materials Co	183,955	21,311,187
Containers & Packaging – 0.5%
Ball Corp	1,127,106	78,322,596
Diversified Consumer Services – 0.6%
ServiceMaster Global Holdings Inc*	2,736,199	97,654,942
Electronic Equipment, Instruments & Components – 0.3%
Cognex Corp	748,506	44,700,778
Entertainment – 2.4%
Liberty Media Corp-Liberty Formula One*	3,787,762	120,109,933
Netflix Inc*	564,932	257,066,657
		377,176,590
Equity Real Estate Investment Trusts (REITs) – 3.1%
American Tower Corp	578,174	149,481,106
Crown Castle International Corp	646,569	108,203,322
Equinix Inc	126,063	88,534,045
VICI Properties Inc	7,279,813	146,979,424
		493,197,897
Health Care Equipment & Supplies – 2.7%
Abbott Laboratories	1,606,586	146,890,158
Boston Scientific Corp*	4,679,653	164,302,617
Dentsply Sirona Inc	1,410,714	62,156,059
ICU Medical Inc*	275,336	50,747,178
		424,096,012
Health Care Providers & Services – 2.5%
Centene Corp*	2,726,408	173,263,228
Humana Inc	579,332	224,635,983
		397,899,211
Hotels, Restaurants & Leisure – 2.0%
Aramark	3,911,988	88,293,569
Hilton Worldwide Holdings Inc	1,622,025	119,137,736
McDonald's Corp	598,717	110,445,325
		317,876,630
Household Products – 1.0%
Procter & Gamble Co	1,385,223	165,631,114
Independent Power and Renewable Electricity Producers – 0.1%
NRG Energy Inc	301,154	9,805,574
Industrial Conglomerates – 0.6%
Honeywell International Inc	644,197	93,144,444
Information Technology Services – 6.4%
Fidelity National Information Services Inc	677,948	90,906,047
Mastercard Inc	1,476,157	436,499,625
Visa Inc	2,532,667	489,235,284
		1,016,640,956
Insurance – 1.7%
Aon PLC	833,431	160,518,811
Progressive Corp	1,316,740	105,484,041
		266,002,852

Shares or Principal Amounts		Value
Common Stocks – (continued)
Interactive Media & Services – 8.8%
Alphabet Inc - Class C*	535,524	$757,022,082
Facebook Inc*	2,821,881	640,764,519
		1,397,786,601
Internet & Direct Marketing Retail – 9.6%
Amazon.com Inc*	484,347	1,336,226,191
Etsy Inc*	931,780	98,982,989
Wayfair Inc*,#	442,484	87,439,263
		1,522,648,443
Life Sciences Tools & Services – 1.6%
IQVIA Holdings Inc*	661,742	93,887,955
Thermo Fisher Scientific Inc	441,322	159,908,614
		253,796,569
Machinery – 1.0%
Deere & Co	232,831	36,589,392
Ingersoll Rand Inc*	2,048,096	57,592,460
Parker-Hannifin Corp	355,878	65,221,761
		159,403,613
Multi-Utilities – 0%
Sempra Energy	64,061	7,509,871
Oil, Gas & Consumable Fuels – 0.1%
Enterprise Products Partners LP	450,985	8,194,397
Pharmaceuticals – 3.2%
Bristol-Myers Squibb Co	2,035,795	119,704,746
Elanco Animal Health Inc*	3,620,568	77,661,184
Horizon Therapeutics PLC*	547,229	30,414,988
Merck & Co Inc	3,612,435	279,349,599
		507,130,517
Professional Services – 1.7%
CoStar Group Inc*	275,957	196,114,361
Verisk Analytics Inc	400,736	68,205,267
		264,319,628
Road & Rail – 1.0%
CSX Corp	1,049,508	73,192,688
Uber Technologies Inc*	2,780,515	86,418,406
		159,611,094
Semiconductor & Semiconductor Equipment – 7.6%
Lam Research Corp	645,089	208,660,488
Microchip Technology Inc	1,423,217	149,878,982
Micron Technology Inc*	1,361,484	70,143,656
NVIDIA Corp	1,089,944	414,080,625
Texas Instruments Inc	2,270,563	288,293,384
Xilinx Inc	689,185	67,808,912
		1,198,866,047
Software – 20.2%
Adobe Inc*	1,187,732	517,031,617
Atlassian Corp PLC*	620,270	111,816,073
Autodesk Inc*	871,414	208,433,515
Avalara Inc*	715,049	95,165,871
Microsoft Corp	6,760,064	1,375,740,625
RingCentral Inc*	464,946	132,514,259
salesforce.com Inc*	1,734,164	324,860,942
SS&C Technologies Holdings Inc	924,986	52,243,209
Tyler Technologies Inc*	379,385	131,601,069
Workday Inc*	335,571	62,872,583
Zendesk Inc*	2,135,376	189,044,837
		3,201,324,600
Technology Hardware, Storage & Peripherals – 8.3%
Apple Inc	3,593,957	1,311,075,514
Textiles, Apparel & Luxury Goods – 1.3%
NIKE Inc	2,097,447	205,654,678
Tobacco – 1.5%
Altria Group Inc	5,858,381	229,941,454
Wireless Telecommunication Services – 0.5%
T-Mobile US Inc*	744,730	77,563,630
Total Common Stocks (cost $9,584,715,081)		15,729,452,490
Rights – 0%
Wireless Telecommunication Services – 0%
T-Mobile US Inc* (cost $0)	1,592,717	267,576
Investment Companies – 1.1%
Money Markets – 1.1%
Janus Henderson Cash Liquidity Fund LLC, 0.1535%ºº,£ (cost $176,267,000)	176,249,375	176,267,000

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending – 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº,£	49,752,195	$49,752,195
Time Deposits – 0.1%
Royal Bank of Canada, 0.0900%, 7/1/20	$12,438,049	12,438,049
Total Investments Purchased with Cash Collateral from Securities Lending (cost $62,190,244)		62,190,244
Total Investments (total cost $9,823,172,325) – 100.8%		15,968,177,310
Liabilities, net of Cash, Receivables and Other Assets – (0.8)%		(120,827,593)
Net Assets – 100%		$15,847,349,717

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$15,856,361,237	99.3%
Australia	111,816,073	0.7

Total	$15,968,177,310	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/20
Investment Companies - 1.1%
Money Markets - 1.1%
Janus Henderson Cash Liquidity Fund LLC, 0.1535%ºº	$485,780	$14,856	$-	$176,267,000
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº	65,336∆	-	-	49,752,195
Total Affiliated Investments - 1.4%	$551,116	$14,856	$-	$226,019,195

	Value at 9/30/19	Purchases	Sales Proceeds	Value at 6/30/20
Investment Companies - 1.1%
Money Markets - 1.1%
Janus Henderson Cash Liquidity Fund LLC, 0.1535%ºº	16,542,000	1,318,709,507	(1,158,999,363)	176,267,000
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº	-	321,253,985	(271,501,790)	49,752,195

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2020.

#	Loaned security; a portion of the security is on loan at June 30, 2020.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$15,729,452,490	$-	$-
Rights	267,576	-	-
Investment Companies	-	176,267,000	-
Investments Purchased with Cash Collateral from Securities Lending	-	62,190,244	-
Total Assets	$15,729,720,066	$238,457,244	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.